Leases (Details)	12 Months Ended
Dec. 31, 2024
Leases
Option to extend	true
Option to terminate	true
Minimum
Leases
Lease term	1 year
Renewal term	1 year
Termination period	30 days
Maximum
Leases
Lease term	26 years
Renewal term	34 years
Termination period	13 years